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                                       21

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                                Hartford Advisers Fund, Inc.
                                      Hartford Plaza
                                   Hartford, CT  06115

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:



                             Single  Class

 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-3659


    Securities Act File Number: 2-81647
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                   2/21/96
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Greg Bubnash - Assitant Director
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________
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                                RULE 24F-2 NOTICE
                                       OF
                          HARTFORD ADVISERS FUND, INC.
                SECURITIES ACT REGISTRATION STATEMENT NO. 2-81647


1.   THE FISCAL YEAR FOR WHICH THIS NOTICE IS FILED IS THE CALENDAR YEAR 1995.

2. THE AMOUNT OF FUND SHARES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO SECTION 24(F) BUT WHICH REMAINED UNSOLD ON JANUARY 1, 1995

3.   THE AMOUNT OF FUND SHARES REGISTERED DURING 1995 OTHER THAN PURSUANT TO
     SECTION 24(F).*

4.   THE AMOUNT OF FUND SHARES SOLD DURING 1995.

5. THE AMOUNT OF FUND SHARES SOLD DURING 1995 IN RELIANCE UPON REGISTRATION PURSUANT TO SECTION 24(F). **


                 *  AMOUNT SOLD IN 1995                              5,511,603
                    AMOUNT REDEEMED IN 1995                         (4,225,749)
                                                            ------------------
                                                                     1,285,854
                                                            ------------------

                 ** OFFERING PRICE AS OF
                    2/09/96 IS WITHIN 15
                    DAYS OF FILING                                     1.99096


                    AMOUNT 0F FILING FEE                               $882.79
                  BASE FILING FEE                                      $100.00
                                                            ------------------
                                                            ------------------
                  TOTAL 24F FILING FEE                                 $982.79
                                                            ------------------
                                                            ------------------
                  HARTFORD LIFE INSURANCE COMPANY
                  HARTFORD ADVISERS FUND, INC.

                                       BY /s/ Gregory R. Bubnash
                                          ------------------------------------
                                          GREGORY R. BUBNASH, LIFE CONTROLLERS
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                            ITT Hartford Group, Inc.
                                 Hartford Plaza
                               Hartford, CT  06115



February 9, 1996

Hartford Advisers Fund, Inc.
Hartford Plaza
Hartford, CT 06115

Gentlemen:

I have examined the Articles of Incorporation of Hartford Advisers Fund, Inc. (hereafter referred to as "Fund"); the By-Laws of the Fund; documents evidencing various pertinent corporate proceedings; and such other things considered to be material to determine the legality of the sale of the authorized but unissued shares of the Fund's stock. Based upon my examination, it is my opinion that the Fund is a validly organized and existing corporation of the State of Maryland and is legally authorized to issue up to 3,000,000,000 shares of common stock of a par value of ten cents (10CENTS) per share, at prices determined as described in the Fund's currently effective Prospectus, when such shares are properly registered under all applicable federal and state securities laws.

During the fiscal year ended December 31, 1995, all of the Fund's shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Based upon the foregoing, it is my opinion that the Fund's shares were, when issued for cash consideration as described in the Fund's currently effective prospectus, validly issued, fully paid and nonassessable stock of the Fund.

I hereby consent to the inclusion of this Opinion as an Exhibit to the Rule 24f-2 Notice (1995) of Hartford Advisers Fund, Inc.

Very truly yours,

/s/ Michael O'Halloran

Michael O'Halloran
Secretary